UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                        OPPENHEIMER EMERGING GROWTH FUND
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
             ------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS   JULY 31, 2004/UNAUDITED
--------------------------------------------------------------------------------


                                                     Shares              Value
--------------------------------------------------------------------------------
Common Stocks--98.9%
--------------------------------------------------------------------------------
Consumer Discretionary--11.8%
--------------------------------------------------------------------------------
Distributors--0.2%
Design Within Reach, Inc. 1                          11,500   $        185,852
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--3.3%
Chicago Pizza & Brewery, Inc. 1                      42,400            637,272
--------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                    15,000            666,450
--------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                      60,900          1,084,629
--------------------------------------------------------------------------------
Shuffle Master, Inc. 1                               30,200            966,098
                                                               -----------------
                                                                     3,354,449

--------------------------------------------------------------------------------
Internet & Catalog Retail--0.6%

Priceline.com, Inc. 1                                25,400            601,472
--------------------------------------------------------------------------------
Media--1.3%

Navarre Corp. 1                                      60,000            964,800
--------------------------------------------------------------------------------
TiVo, Inc. 1                                         60,400            341,260
                                                               -----------------
                                                                     1,306,060

--------------------------------------------------------------------------------
Specialty Retail--4.0%
American Eagle Outfitters, Inc. 1                    39,200          1,284,584
--------------------------------------------------------------------------------
Big 5 Sporting Goods Corp. 1                         33,900            724,443
--------------------------------------------------------------------------------
Guess?, Inc. 1                                       55,400            897,480
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                             38,800          1,153,912
                                                               -----------------
                                                                     4,060,419

--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--2.4%
Deckers Outdoor Corp. 1                              61,700          1,804,725
--------------------------------------------------------------------------------
Quicksilver, Inc. 1                                  30,000            646,800
                                                               -----------------
                                                                     2,451,525

--------------------------------------------------------------------------------
Consumer Staples--0.5%
--------------------------------------------------------------------------------
Food Products--0.5%
Sanderson Farms, Inc.                                10,800            520,884
--------------------------------------------------------------------------------
Energy--2.1%
--------------------------------------------------------------------------------
Energy Equipment & Services--0.9%
Maverick Tube Corp. 1                                32,200            928,648
--------------------------------------------------------------------------------
Oil & Gas--1.2%
Frontline Ltd.                                       15,000            575,250
--------------------------------------------------------------------------------
General Maritime Corp. 1                             20,000            593,200
                                                               -----------------
                                                                     1,168,450
--------------------------------------------------------------------------------
Financials--5.0%
--------------------------------------------------------------------------------
Capital Markets--0.4%
Harris & Harris Group, Inc. 1                        40,000            408,400
--------------------------------------------------------------------------------
Commercial Banks--1.1%
UCBH Holdings, Inc.                                  11,200            437,808
--------------------------------------------------------------------------------
Westcorp                                             15,400            640,332
                                                               -----------------
                                                                     1,078,140
--------------------------------------------------------------------------------
Consumer Finance--1.4%
Education Lending Group, Inc. 1                      40,000            664,000
--------------------------------------------------------------------------------
First Marblehead Corp. (The) 1                       17,000            713,320
                                                               -----------------
                                                                     1,377,320
--------------------------------------------------------------------------------
Diversified Financial Services--0.6%
Investors Financial Services Corp.                   14,100            644,088
--------------------------------------------------------------------------------
Real Estate--0.5%
Redwood Trust, Inc.                                   9,100            516,607
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.0%
Commercial Capital Bancorp, Inc. 1                   46,800          1,028,196
--------------------------------------------------------------------------------
Health Care--24.3%
--------------------------------------------------------------------------------
Biotechnology--8.3%
Digene Corp. 1                                       15,500            529,170
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                    35,700          1,335,894
--------------------------------------------------------------------------------
Isolagen, Inc. 1                                    116,200            928,438
--------------------------------------------------------------------------------
LifeCell Corp. 1                                     79,400            701,102
--------------------------------------------------------------------------------
Martek Biosciences Corp. 1                           46,200          2,186,184
--------------------------------------------------------------------------------
Pharmacyclics, Inc. 1                                82,200            688,836
--------------------------------------------------------------------------------
Pharmion Corp. 1                                      9,600            430,848
--------------------------------------------------------------------------------
QLT PhotoTherapeutics, Inc. 1                        44,800            804,160
--------------------------------------------------------------------------------
VaxGen, Inc. 1                                       70,000            798,000
                                                               -----------------
                                                                     8,402,632
--------------------------------------------------------------------------------
Health Care Equipment & Supplies--5.2%
Animas Corp. 1                                       28,400            432,248
--------------------------------------------------------------------------------
Given Imaging Ltd. 1                                 21,100            726,262
--------------------------------------------------------------------------------
Immucor, Inc. 1                                      75,600          1,531,656
--------------------------------------------------------------------------------
Inamed Corp. 1                                       15,200            823,536
--------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1                 82,800          1,228,752
--------------------------------------------------------------------------------
Possis Medical, Inc. 1                               18,700            534,820
                                                               -----------------
                                                                     5,277,274
--------------------------------------------------------------------------------
Health Care Providers & Services--6.0%
Amedisys, Inc. 1                                     34,800            913,152
--------------------------------------------------------------------------------
Bio-Imaging Technologies, Inc. 1,2                  105,000            479,850
--------------------------------------------------------------------------------
eResearch Technology, Inc. 1                         42,925          1,069,262
--------------------------------------------------------------------------------
HealthExtras, Inc. 1                                 50,900            755,356
--------------------------------------------------------------------------------
Omnicell, Inc. 1                                     50,900            743,140
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                   26,400          1,109,592
--------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                63,400            966,216
                                                               -----------------
                                                                     6,036,568
--------------------------------------------------------------------------------
Pharmaceuticals--4.8%
Axcan Pharma, Inc. 1                                 33,900            652,236
--------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1                           41,800            543,400
--------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                 54,500            952,115
--------------------------------------------------------------------------------
Impax Laboratories, Inc. 1                           92,200          1,304,630
--------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                   51,200          1,434,112
                                                               -----------------
                                                                     4,886,493
--------------------------------------------------------------------------------
Industrials--12.3%
--------------------------------------------------------------------------------
Air Freight & Logistics--1.5%
EGL, Inc. 1                                          57,600          1,463,616
--------------------------------------------------------------------------------
Commercial Services & Supplies--5.2%
Corinthian Colleges, Inc. 1                          75,700          1,417,104
--------------------------------------------------------------------------------
Gevity HR, Inc.                                      38,000            789,640
--------------------------------------------------------------------------------
Laureate Education, Inc. 1                           31,800          1,122,540
--------------------------------------------------------------------------------
LIFE TIME FITNESS, Inc. 1                            29,200            675,980
--------------------------------------------------------------------------------
Resources Connection, Inc. 1                         20,000            775,600
--------------------------------------------------------------------------------
Universal Technical Institute, Inc. 1                15,100            493,770
                                                               -----------------
                                                                     5,274,634
--------------------------------------------------------------------------------
Electrical Equipment--2.1%
Color Kinetics, Inc. 1                               59,500            580,125
--------------------------------------------------------------------------------
Intermagnetics General Corp. 1                       20,000            769,200
--------------------------------------------------------------------------------
Vicor Corp. 1                                        60,000            804,000
                                                               -----------------
                                                                     2,153,325

--------------------------------------------------------------------------------
Road & Rail--3.0%
Landstar System, Inc. 1                              17,000            846,770
--------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. 1                    36,000          1,044,720
--------------------------------------------------------------------------------
Yellow Roadway Corp. 1                               25,300          1,100,803
                                                               -----------------
                                                                     2,992,293

--------------------------------------------------------------------------------
Trading Companies & Distributors--0.5%
MSC Industrial Direct Co., Inc., Cl. A               17,400            544,620
--------------------------------------------------------------------------------
Information Technology--41.1%
--------------------------------------------------------------------------------
Communications Equipment--9.1%
ADTRAN, Inc.                                         39,600          1,057,716
--------------------------------------------------------------------------------
Airspan Networks, Inc. 1                            127,800            558,486
--------------------------------------------------------------------------------
Andrew Corp. 1                                       60,400            655,340
--------------------------------------------------------------------------------
Audiocodes Ltd. 1                                    79,900            846,940
--------------------------------------------------------------------------------
Carrier Access Corp. 1                               38,800            288,672
--------------------------------------------------------------------------------
Ditech Communications Corp. 1                        52,800          1,087,152
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                  39,500          1,034,505
--------------------------------------------------------------------------------
Ixia1                                                77,200            602,160
--------------------------------------------------------------------------------
Plantronics, Inc. 1                                  27,000          1,044,360
--------------------------------------------------------------------------------
Sierra Wireless, Inc. 1                              47,700          1,501,119
--------------------------------------------------------------------------------
UTStarcom, Inc. 1                                    26,900            491,194
                                                               -----------------
                                                                     9,167,644
--------------------------------------------------------------------------------
Computers & Peripherals--2.6%
Avid Technology, Inc. 1                              33,400          1,561,116
--------------------------------------------------------------------------------
Lexar Media, Inc. 1                                  50,000            269,500
--------------------------------------------------------------------------------
Novatel Wireless, Inc. 1                             36,100            829,217
                                                               -----------------
                                                                     2,659,833
--------------------------------------------------------------------------------
Electronic Equipment & Instruments--4.2%
Aeroflex, Inc. 1                                     84,800            940,432
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                 30,600          1,947,078
--------------------------------------------------------------------------------
Richardson Electronics Ltd.                          46,500            434,775
--------------------------------------------------------------------------------
Veeco Instruments, Inc. 1                            21,200            482,300
--------------------------------------------------------------------------------
WJ Communications, Inc. 1                           182,100            475,281
                                                               -----------------
                                                                     4,279,866

--------------------------------------------------------------------------------
Internet Software & Services--9.5%
Aladdin Knowledge Systems Ltd. 1                     64,100          1,210,208
--------------------------------------------------------------------------------
Ask Jeeves, Inc. 1                                   31,600            918,928
--------------------------------------------------------------------------------
Blackboard, Inc. 1                                   24,000            444,000
--------------------------------------------------------------------------------
Digital River, Inc. 1                                21,000            590,100
--------------------------------------------------------------------------------
Digitas, Inc. 1                                      48,700            325,803
--------------------------------------------------------------------------------
eCollege.com, Inc. 1                                 66,700            797,732
--------------------------------------------------------------------------------
Ivillage, Inc. 1                                     76,300            394,471
--------------------------------------------------------------------------------
Jupitermedia Corp. 1                                 50,600            561,660
--------------------------------------------------------------------------------
National Information Consortium, Inc. 1             166,600          1,041,250
--------------------------------------------------------------------------------
Netease.com, Inc., ADR 1                             21,800            812,050
--------------------------------------------------------------------------------
SINA Corp. 1                                         24,900            705,915
--------------------------------------------------------------------------------
SupportSoft, Inc. 1                                 132,100          1,163,801
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                     38,200            668,882
                                                               -----------------
                                                                     9,634,800

--------------------------------------------------------------------------------
IT Services--1.0%
Aquantive, Inc. 1                                    42,000            358,680
--------------------------------------------------------------------------------
Global Payments, Inc.                                15,000            684,750
                                                               -----------------
                                                                     1,043,430
--------------------------------------------------------------------------------
Office Electronics--1.2%
Metrologic Instruments, Inc. 1                       77,600          1,234,616
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--6.8%
AMIS Holdings, Inc. 1                                34,900            514,077
--------------------------------------------------------------------------------
ATMI, Inc. 1                                         25,400            517,144
--------------------------------------------------------------------------------
Diodes, Inc. 1                                       26,800            614,256
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                 42,400            484,632
--------------------------------------------------------------------------------
Microsemi Corp. 1                                    88,100          1,079,225
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                      48,800            574,864
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1                            143,200            572,800
--------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                          154,500          1,294,710
--------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                         47,000            573,870
--------------------------------------------------------------------------------
Zoran Corp. 1                                        40,000            707,600
                                                               -----------------
                                                                     6,933,178
--------------------------------------------------------------------------------
Software--6.7%
Activision, Inc. 1                                   86,400          1,265,760
--------------------------------------------------------------------------------
Altiris, Inc. 1                                      29,200            733,212
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                           15,000            615,300
--------------------------------------------------------------------------------
Macromedia, Inc. 1                                   55,000          1,111,000
--------------------------------------------------------------------------------
Macrovision Corp. 1                                  46,700          1,010,588
--------------------------------------------------------------------------------
Magma Design Automation, Inc. 1                      46,500            825,375
--------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                              67,100          1,180,960
                                                               -----------------
                                                                     6,742,195
--------------------------------------------------------------------------------
Materials--1.8%
--------------------------------------------------------------------------------
Chemicals--0.5%
Headwaters, Inc. 1                                   20,000            554,800
--------------------------------------------------------------------------------
Metals & Mining--1.3%
Commercial Metals Co.                                19,000            657,970
--------------------------------------------------------------------------------
GrafTech International Ltd. 1                        57,600            635,328
                                                               -----------------
                                                                     1,293,298

                                                               -----------------
Total Common Stocks (Cost $96,095,421)                             100,205,625

                                                      Units
--------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Discovery Laboratories, Inc. Wts., Exp. 9/20/10 1,2
(Cost $0)                                             6,800             31,273
--------------------------------------------------------------------------------

Total Investments, at Value (Cost $96,095,421)         98.9%       100,236,898
--------------------------------------------------------------------------------
Other Assets Net of Liabilities                         1.1          1,141,298
                                                 -------------------------------
Net Assets                                            100.0%  $    101,378,196
                                                 ===============================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Illiquid or restricted security.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)